Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BERNSTEIN SANFORD C FUND INC
Entity Central Index Key	0000832808
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000213294
Shareholder Report [Line Items]
Fund Name	AB Core Bond Portfolio
Class Name	Class Z
Trading Symbol	IDPZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Core Bond Portfolio (the “Portfolio”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	Portfolio
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/IDPZX-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$14	0.27%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%	[1]
AssetsNet	$ 4,467,945,686
Holdings Count | Holding	712
Advisory Fees Paid, Amount	$ 4,278,917
InvestmentCompanyPortfolioTurnover	110.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net Assets	$4,467,945,686
# of Portfolio Holdings	712
Portfolio Turnover Rate	110%
Total Advisory Fees Paid (Net)	$4,278,917

Holdings [Text Block]

Portfolio Breakdown (% of Net Assets)

Table Summary
Governments - Treasuries	29.1%
Corporates - Investment Grade	26.6%
Mortgage Pass-Throughs	19.6%
Collateralized Mortgage Obligations	6.0%
Asset-Backed Securities	4.9%
Commercial Mortgage-Backed Securities	1.3%
Corporates - Non-Investment Grade	0.9%
Agencies	0.8%
Others	2.2%
Short-Term Investments	18.1%
Other assets less liabilities	-9.5%
Total	100.0%

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes to the Portfolio during the reporting period.

At meetings held on May 6-8, 2025, the Board of Directors of the Portfolio approved the following:

(i) a contractual waiver of a portion of the advisory fee paid by the Portfolio; (ii) contractual limits on Portfolio operating expenses; (iii) a name change from Intermediate Duration Portfolio to AB Core Bond Portfolio;and (iv) the adoption of non-fundamental investment policy to invest, under normal circumstances, at least 80% of its net assets, including any borrowings for investment purposes, in fixed-income securities. For more information on these policies, please see the Portfolio's statutory prospectus dated January 31, 2026.

Material Fund Change Name [Text Block]	(iii) a name change from Intermediate Duration Portfolio to AB Core Bond Portfolio;
Material Fund Change Expenses [Text Block]	(i) a contractual waiver of a portion of the advisory fee paid by the Portfolio; (ii) contractual limits on Portfolio operating expenses;
Material Fund Change Strategies [Text Block]	and (iv) the adoption of non-fundamental investment policy to invest, under normal circumstances, at least 80% of its net assets, including any borrowings for investment purposes, in fixed-income securities. For more information on these policies, please see the Portfolio's statutory prospectus dated January 31, 2026.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio during the reporting period. At meetings held on May 6-8, 2025, the Board of Directors of the Portfolio approved the following:
C000030494
Shareholder Report [Line Items]
Fund Name	AB Core Bond Portfolio
Class Name	Core Bond Class
Trading Symbol	SNIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Core Bond Portfolio (the “Portfolio”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	Portfolio
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/SNIDX-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Bond Class	$16	0.31%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%	[2]
AssetsNet	$ 4,467,945,686
Holdings Count | Holding	712
Advisory Fees Paid, Amount	$ 4,278,917
InvestmentCompanyPortfolioTurnover	110.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net Assets	$4,467,945,686
# of Portfolio Holdings	712
Portfolio Turnover Rate	110%
Total Advisory Fees Paid (Net)	$4,278,917

Holdings [Text Block]

Portfolio Breakdown (% of Net Assets)

Table Summary
Governments - Treasuries	29.1%
Corporates - Investment Grade	26.6%
Mortgage Pass-Throughs	19.6%
Collateralized Mortgage Obligations	6.0%
Asset-Backed Securities	4.9%
Commercial Mortgage-Backed Securities	1.3%
Corporates - Non-Investment Grade	0.9%
Agencies	0.8%
Others	2.2%
Short-Term Investments	18.1%
Other assets less liabilities	-9.5%
Total	100.0%

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes to the Portfolio during the reporting period.

At meetings held on May 6-8, 2025, the Board of Directors of the Portfolio approved the following:

(i) a contractual waiver of a portion of the advisory fee paid by the Portfolio; (ii) contractual limits on Portfolio operating expenses; (iii) a name change from Intermediate Duration Portfolio to AB Core Bond Portfolio;and (iv) the adoption of non-fundamental investment policy to invest, under normal circumstances, at least 80% of its net assets, including any borrowings for investment purposes, in fixed-income securities. For more information on these policies, please see the Portfolio's statutory prospectus dated January 31, 2026.

Material Fund Change Name [Text Block]	(iii) a name change from Intermediate Duration Portfolio to AB Core Bond Portfolio;
Material Fund Change Expenses [Text Block]	(i) a contractual waiver of a portion of the advisory fee paid by the Portfolio; (ii) contractual limits on Portfolio operating expenses;
Material Fund Change Strategies [Text Block]	and (iv) the adoption of non-fundamental investment policy to invest, under normal circumstances, at least 80% of its net assets, including any borrowings for investment purposes, in fixed-income securities. For more information on these policies, please see the Portfolio's statutory prospectus dated January 31, 2026.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio during the reporting period. At meetings held on May 6-8, 2025, the Board of Directors of the Portfolio approved the following:
C000157746
Shareholder Report [Line Items]
Fund Name	Diversified Municipal Portfolio
Class Name	Advisor Class
Trading Symbol	AIDYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Diversified Municipal Portfolio (the “Portfolio”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	Portfolio
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/AIDYX-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$21	0.41%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%	[3]
AssetsNet	$ 5,291,469,789
Holdings Count | Holding	1,113
Advisory Fees Paid, Amount	$ 9,514,965
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net Assets	$5,291,469,789
# of Portfolio Holdings	1,113
Portfolio Turnover Rate	14%
Total Advisory Fees Paid (Net)	$9,514,965

Holdings [Text Block]

State Breakdown (% of Net Assets)

Table Summary
California	10.3%
New York	10.1%
Texas	6.7%
Florida	5.9%
New Jersey	5.0%
Pennsylvania	4.7%
Illinois	4.0%
Alabama	3.8%
South Carolina	3.7%
Colorado	3.6%
Georgia	3.4%
Washington	2.7%
Wisconsin	2.6%
Other	32.7%
Other assets less liabilities	0.8%
Total	100.0%

Credit Rating BreakdownFootnote Reference*

Table Summary
AAA	8.5%
AA	43.2%
A	25.2%
BBB	9.5%
BB	2.8%
B	0.2%
A-1+	6.6%
Not Rated	4.0%
Total	100.0%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Credit Ratings Selection [Text Block]	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
C000030490
Shareholder Report [Line Items]
Fund Name	Diversified Municipal Portfolio
Class Name	Class A
Trading Symbol	AIDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Diversified Municipal Portfolio (the “Portfolio”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	Portfolio
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/AIDAX-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.66%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%	[4]
AssetsNet	$ 5,291,469,789
Holdings Count | Holding	1,113
Advisory Fees Paid, Amount	$ 9,514,965
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net Assets	$5,291,469,789
# of Portfolio Holdings	1,113
Portfolio Turnover Rate	14%
Total Advisory Fees Paid (Net)	$9,514,965

Holdings [Text Block]

State Breakdown (% of Net Assets)

Table Summary
California	10.3%
New York	10.1%
Texas	6.7%
Florida	5.9%
New Jersey	5.0%
Pennsylvania	4.7%
Illinois	4.0%
Alabama	3.8%
South Carolina	3.7%
Colorado	3.6%
Georgia	3.4%
Washington	2.7%
Wisconsin	2.6%
Other	32.7%
Other assets less liabilities	0.8%
Total	100.0%

Credit Rating BreakdownFootnote Reference*

Table Summary
AAA	8.5%
AA	43.2%
A	25.2%
BBB	9.5%
BB	2.8%
B	0.2%
A-1+	6.6%
Not Rated	4.0%
Total	100.0%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Credit Ratings Selection [Text Block]	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
C000030492
Shareholder Report [Line Items]
Fund Name	Diversified Municipal Portfolio
Class Name	Class C
Trading Symbol	AIMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Diversified Municipal Portfolio (the “Portfolio”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	Portfolio
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/AIMCX-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$71	1.41%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.41%	[5]
AssetsNet	$ 5,291,469,789
Holdings Count | Holding	1,113
Advisory Fees Paid, Amount	$ 9,514,965
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net Assets	$5,291,469,789
# of Portfolio Holdings	1,113
Portfolio Turnover Rate	14%
Total Advisory Fees Paid (Net)	$9,514,965

Holdings [Text Block]

State Breakdown (% of Net Assets)

Table Summary
California	10.3%
New York	10.1%
Texas	6.7%
Florida	5.9%
New Jersey	5.0%
Pennsylvania	4.7%
Illinois	4.0%
Alabama	3.8%
South Carolina	3.7%
Colorado	3.6%
Georgia	3.4%
Washington	2.7%
Wisconsin	2.6%
Other	32.7%
Other assets less liabilities	0.8%
Total	100.0%

Credit Rating BreakdownFootnote Reference*

Table Summary
AAA	8.5%
AA	43.2%
A	25.2%
BBB	9.5%
BB	2.8%
B	0.2%
A-1+	6.6%
Not Rated	4.0%
Total	100.0%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Credit Ratings Selection [Text Block]	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
C000202546
Shareholder Report [Line Items]
Fund Name	Diversified Municipal Portfolio
Class Name	Class Z
Trading Symbol	AIDZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Diversified Municipal Portfolio (the “Portfolio”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	Portfolio
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/AIDZX-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$20	0.39%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[6]
AssetsNet	$ 5,291,469,789
Holdings Count | Holding	1,113
Advisory Fees Paid, Amount	$ 9,514,965
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net Assets	$5,291,469,789
# of Portfolio Holdings	1,113
Portfolio Turnover Rate	14%
Total Advisory Fees Paid (Net)	$9,514,965

Holdings [Text Block]

State Breakdown (% of Net Assets)

Table Summary
California	10.3%
New York	10.1%
Texas	6.7%
Florida	5.9%
New Jersey	5.0%
Pennsylvania	4.7%
Illinois	4.0%
Alabama	3.8%
South Carolina	3.7%
Colorado	3.6%
Georgia	3.4%
Washington	2.7%
Wisconsin	2.6%
Other	32.7%
Other assets less liabilities	0.8%
Total	100.0%

Credit Rating BreakdownFootnote Reference*

Table Summary
AAA	8.5%
AA	43.2%
A	25.2%
BBB	9.5%
BB	2.8%
B	0.2%
A-1+	6.6%
Not Rated	4.0%
Total	100.0%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Credit Ratings Selection [Text Block]	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
C000084883
Shareholder Report [Line Items]
Fund Name	Diversified Municipal Portfolio
Class Name	Municipal Class
Trading Symbol	SNDPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Diversified Municipal Portfolio (the “Portfolio”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	Portfolio
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/SNDPX-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Municipal Class	$24	0.48%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%	[7]
AssetsNet	$ 5,291,469,789
Holdings Count | Holding	1,113
Advisory Fees Paid, Amount	$ 9,514,965
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net Assets	$5,291,469,789
# of Portfolio Holdings	1,113
Portfolio Turnover Rate	14%
Total Advisory Fees Paid (Net)	$9,514,965

Holdings [Text Block]

State Breakdown (% of Net Assets)

Table Summary
California	10.3%
New York	10.1%
Texas	6.7%
Florida	5.9%
New Jersey	5.0%
Pennsylvania	4.7%
Illinois	4.0%
Alabama	3.8%
South Carolina	3.7%
Colorado	3.6%
Georgia	3.4%
Washington	2.7%
Wisconsin	2.6%
Other	32.7%
Other assets less liabilities	0.8%
Total	100.0%

Credit Rating BreakdownFootnote Reference*

Table Summary
AAA	8.5%
AA	43.2%
A	25.2%
BBB	9.5%
BB	2.8%
B	0.2%
A-1+	6.6%
Not Rated	4.0%
Total	100.0%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Credit Ratings Selection [Text Block]	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
C000083494
Shareholder Report [Line Items]
Fund Name	Overlay A Portfolio
Class Name	Class 1
Trading Symbol	SAOOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Overlay A Portfolio (the “Portfolio”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	Portfolio
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/SAOOX-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$36	0.72%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%	[8]
AssetsNet	$ 396,939,143
Holdings Count | Holding	705
Advisory Fees Paid, Amount	$ 698,224
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net Assets	$396,939,143
# of Portfolio Holdings	705
Portfolio Turnover Rate	32%
Total Advisory Fees Paid (Net)	$698,224

Holdings [Text Block]

Portfolio BreakdownFootnote Reference1

Table Summary
Global Equity	x
US	55.4%
Developed International	12.6%
Emerging Markets	7.1%
Real Assets	6.7%
Global Bond	x
US	19.3%
Developed International	0.7%
Footnote	Description
Footnote[1]	The Portfolio's portfolio breakdown includes derivative exposure and is expressed as approximate percentages of the Portfolio's total net assets, based on the Adviser's internal classification. The percentages will vary over time, and the total of the percentages may be less than or greater than 100% in light of the leveraging effect of the derivative transactions.

Class 1: SAOOX

1

C000083495
Shareholder Report [Line Items]
Fund Name	Overlay A Portfolio
Class Name	Class 2
Trading Symbol	SAOTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Overlay A Portfolio (the “Portfolio”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	Portfolio
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/SAOTX-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$31	0.62%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%	[9]
AssetsNet	$ 396,939,143
Holdings Count | Holding	705
Advisory Fees Paid, Amount	$ 698,224
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net Assets	$396,939,143
# of Portfolio Holdings	705
Portfolio Turnover Rate	32%
Total Advisory Fees Paid (Net)	$698,224

Holdings [Text Block]

Portfolio BreakdownFootnote Reference1

Table Summary
Global Equity	x
US	55.4%
Developed International	12.6%
Emerging Markets	7.1%
Real Assets	6.7%
Global Bond	x
US	19.3%
Developed International	0.7%
Footnote	Description
Footnote[1]	The Portfolio's portfolio breakdown includes derivative exposure and is expressed as approximate percentages of the Portfolio's total net assets, based on the Adviser's internal classification. The percentages will vary over time, and the total of the percentages may be less than or greater than 100% in light of the leveraging effect of the derivative transactions.

Class 2: SAOTX

1

C000083498
Shareholder Report [Line Items]
Fund Name	Overlay B Portfolio
Class Name	Class 1
Trading Symbol	SBOOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Overlay B Portfolio (the “Portfolio”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	Portfolio
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/SBOOX-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$39	0.78%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%	[10]
AssetsNet	$ 288,696,290
Holdings Count | Holding	1,107
Advisory Fees Paid, Amount	$ 678,089
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net Assets	$288,696,290
# of Portfolio Holdings	1,107
Portfolio Turnover Rate	75%
Total Advisory Fees Paid (Net)	$678,089

Holdings [Text Block]

Portfolio BreakdownFootnote Reference1

Table Summary
Global Equity	x
US	20.2%
Developed International	4.5%
Emerging Markets	2.6%
Global Credit	x
Investment Grade	9.3%
Real Assets	3.4%
Global Bond	x
US	38.6%
Developed International	10.5%
Linkers	21.1%
Footnote	Description
Footnote[1]	The Portfolio's portfolio breakdown includes derivative exposure and is expressed as approximate percentages of the Portfolio's total net assets, based on the Adviser's internal classification. The percentages will vary over time, and the total of the percentages may be less than or greater than 100% in light of the leveraging effect of the derivative transactions.

Class 1: SBOOX

1

C000083499
Shareholder Report [Line Items]
Fund Name	Overlay B Portfolio
Class Name	Class 2
Trading Symbol	SBOTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Overlay B Portfolio (the “Portfolio”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	Portfolio
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/SBOTX-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$34	0.67%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%	[11]
AssetsNet	$ 288,696,290
Holdings Count | Holding	1,107
Advisory Fees Paid, Amount	$ 678,089
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net Assets	$288,696,290
# of Portfolio Holdings	1,107
Portfolio Turnover Rate	75%
Total Advisory Fees Paid (Net)	$678,089

Holdings [Text Block]

Portfolio BreakdownFootnote Reference1

Table Summary
Global Equity	x
US	20.2%
Developed International	4.5%
Emerging Markets	2.6%
Global Credit	x
Investment Grade	9.3%
Real Assets	3.4%
Global Bond	x
US	38.6%
Developed International	10.5%
Linkers	21.1%
Footnote	Description
Footnote[1]	The Portfolio's portfolio breakdown includes derivative exposure and is expressed as approximate percentages of the Portfolio's total net assets, based on the Adviser's internal classification. The percentages will vary over time, and the total of the percentages may be less than or greater than 100% in light of the leveraging effect of the derivative transactions.

Class 2: SBOTX

1

C000083496
Shareholder Report [Line Items]
Fund Name	Tax-Aware Overlay A Portfolio
Class Name	Class 1
Trading Symbol	SATOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tax-Aware Overlay A Portfolio (the “Portfolio”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	Portfolio
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/SATOX-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$30	0.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[12]
AssetsNet	$ 780,170,898
Holdings Count | Holding	710
Advisory Fees Paid, Amount	$ 1,527,332
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net Assets	$780,170,898
# of Portfolio Holdings	710
Portfolio Turnover Rate	24%
Total Advisory Fees Paid (Net)	$1,527,332

Holdings [Text Block]

Portfolio BreakdownFootnote Reference1

Table Summary
Global Equity	x
US	53.3%
Developed International	12.0%
Emerging Markets	6.9%
Real Assets	7.7%
Global Bond	x
US	19.7%
Developed International	-%
Footnote	Description
Footnote[1]	The Portfolio's portfolio breakdown includes derivative exposure and is expressed as approximate percentages of the Portfolio's total net assets, based on the Adviser's internal classification. The percentages will vary over time, and the total of the percentages may be less than or greater than 100% in light of the leveraging effect of the derivative transactions.

Class 1: SATOX

1

C000083497
Shareholder Report [Line Items]
Fund Name	Tax-Aware Overlay A Portfolio
Class Name	Class 2
Trading Symbol	SATTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tax-Aware Overlay A Portfolio (the “Portfolio”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	Portfolio
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/SATTX-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$25	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[13]
AssetsNet	$ 780,170,898
Holdings Count | Holding	710
Advisory Fees Paid, Amount	$ 1,527,332
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net Assets	$780,170,898
# of Portfolio Holdings	710
Portfolio Turnover Rate	24%
Total Advisory Fees Paid (Net)	$1,527,332

Holdings [Text Block]

Portfolio BreakdownFootnote Reference1

Table Summary
Global Equity	x
US	53.3%
Developed International	12.0%
Emerging Markets	6.9%
Real Assets	7.7%
Global Bond	x
US	19.7%
Developed International	-%
Footnote	Description
Footnote[1]	The Portfolio's portfolio breakdown includes derivative exposure and is expressed as approximate percentages of the Portfolio's total net assets, based on the Adviser's internal classification. The percentages will vary over time, and the total of the percentages may be less than or greater than 100% in light of the leveraging effect of the derivative transactions.

Class 2: SATTX

1

C000083500
Shareholder Report [Line Items]
Fund Name	Tax-Aware Overlay B Portfolio
Class Name	Class 1
Trading Symbol	SBTOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tax-Aware Overlay B Portfolio (the “Portfolio”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	Portfolio
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/SBTOX-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$40	0.79%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%	[14]
AssetsNet	$ 441,760,009
Holdings Count | Holding	736
Advisory Fees Paid, Amount	$ 1,289,607
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net Assets	$441,760,009
# of Portfolio Holdings	736
Portfolio Turnover Rate	11%
Total Advisory Fees Paid (Net)	$1,289,607

Holdings [Text Block]

Portfolio BreakdownFootnote Reference1

Table Summary
Global Equity	x
US	21.8%
Developed International	5.0%
Emerging Markets	2.8%
Real Assets	-%
Global Bond	x
US	71.7%
Developed International	-%
Footnote	Description
Footnote[1]	The Portfolio's portfolio breakdown includes derivative exposure and is expressed as approximate percentages of the Portfolio's total net assets, based on the Adviser's internal classification. The percentages will vary over time, and the total of the percentages may be less than or greater than 100% in light of the leveraging effect of the derivative transactions.

Class 1: SBTOX

1

C000083501
Shareholder Report [Line Items]
Fund Name	Tax-Aware Overlay B Portfolio
Class Name	Class 2
Trading Symbol	SBTTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tax-Aware Overlay B Portfolio (the “Portfolio”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	Portfolio
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/SBTTX-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$35	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[15]
AssetsNet	$ 441,760,009
Holdings Count | Holding	736
Advisory Fees Paid, Amount	$ 1,289,607
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net Assets	$441,760,009
# of Portfolio Holdings	736
Portfolio Turnover Rate	11%
Total Advisory Fees Paid (Net)	$1,289,607

Holdings [Text Block]

Portfolio BreakdownFootnote Reference1

Table Summary
Global Equity	x
US	21.8%
Developed International	5.0%
Emerging Markets	2.8%
Real Assets	-%
Global Bond	x
US	71.7%
Developed International	-%
Footnote	Description
Footnote[1]	The Portfolio's portfolio breakdown includes derivative exposure and is expressed as approximate percentages of the Portfolio's total net assets, based on the Adviser's internal classification. The percentages will vary over time, and the total of the percentages may be less than or greater than 100% in light of the leveraging effect of the derivative transactions.

Class 2: SBTTX

1

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized
[8]	Annualized
[9]	Annualized
[10]	Annualized
[11]	Annualized
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[15]	Annualized